JPMORGAN TRUST I

245 Park Avenue

New York, N.Y. 10167

August 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”) on behalf of:
JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 118 (Amendment No. 119 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register the revised statutory prospectuses for all share classes for the Funds. We have not r-tagged these revised statutory prospectuses as the changes between these docs and the stand-alone share class specific prospectuses previously filed in the prior format are substantial.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/John T. Fitzgerald

John T. Fitzgerald, Esq.

Assistant Secretary

cc:	Vincent J. De Stefano